Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 15 — Commitments and Contingencies

Litigation

From time to time, we may become involved in lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties and an adverse result in these or other matters may arise from time to time that may harm our business. We are currently not aware of any such legal proceedings or claims that we believe will have a material adverse effect on our business, financial condition or operating results.

In November 2025, the Company received a notice with an invoice (the “Invoice”) from its manufacturer asserting a claim (the “Manufacturer Claim”) in the amount of $543,369 (the “Invoice Amount”) relating to amounts they claimed remained outstanding in connection with a previous order for Game Golf KZN devices and testing equipment made in May 2023 (the “Prior Order”) that had not been shipped to or received by the Company as of the date of such invoice. Specifically, the claim relates to certain product and material that the manufacturer alleged it was unable to store due to regulatory constraints applicable to the manufacturer’s operations. In December 2025, the Company responded to such Manufacturer Claim indicating that the Prior Order was made on “FOB” shipping terms and did not contain a delivery deadline, shipment schedule or other requirement to accept delivery at any time. The Company was not advised of such alleged regulatory constraints in advance and was not contractually obligated to accept delivery of the product within any specified time period. In addition, the Company was not obligated under the applicable arrangements to reimburse the manufacturer for raw materials, storage, or disposal-related costs associated with such product. The manufacturer has not provided additional substantiation or further correspondence regarding the matter since the Company’s response to such claim delivered to the manufacturer in December of 2025. Based on the foregoing, management concluded that the likelihood of a material loss is reasonably possible but not probable. In addition, while an unfavorable resolution of the matter could have an adverse effect on the Company’s financial position, results of operations or cash flows in a future period, because the Company disputes that it has any contractual obligation for the asserted costs, management determined that any potential loss or range of loss is not reasonably estimable as of the balance sheet date. The Company will continue to evaluate the matter if additional information becomes available. For the aforementioned matter, no accrual has been made because a loss is believed to be reasonably possible, but not probable or estimable.

Note 14 — Commitments and Contingencies

Litigation

Certain conditions may exist as of the date the consolidated financial statements are issued which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company, or unasserted claims that may result in such proceedings, the Company, in discussion with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims, as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed, unless they involve guarantees, in which case the guarantees would be disclosed. There can be no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows. However, the performance of our Company’s business, financial position, and results of operations or cash flows may be affected by unfavorable resolution of any particular matter.

The Company is not involved in any litigation as of December 31, 2025 or as of the date these consolidated financial statements were available to be issued.

In November 2025, the Company received a notice with an invoice from its manufacturer asserting a claim in the amount of $543,369 relating to amounts they claimed remained outstanding in connection with a previous order for GameGolf KZN devices and testing equipment made in May 2023 that had not been shipped to or received by the Company as of the date of such invoice. In December 2025, the Company responded to such manufacturer claim indicating that the prior order was made on “FOB” shipping terms and did not contain a delivery deadline, shipment schedule or other requirement to accept delivery at any time. As of the issuance date of these consolidated financial statements, the Company has not received a reply to its response. For the aforementioned matter, no accrual has been made because a loss is believed to be reasonably possible, but not probable or estimable.